Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Millions				12 Months Ended		58 Months Ended
	May 26, 2021	May 30, 2018	May 27, 2015	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Jan. 01, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised				$ 564	$ 465
Remaining unamortized compensation cost related to unvested stock options and RSUs				$ 261	$ 492
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition				1 year 8 months 4 days
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				5,262,115	22,100,197
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield				0.00%	0.00%
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33%
Stock Option Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Stock Option Plan | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Stock Option Plan | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Stock Option Plan | Restricted share units | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period			24 months
LTIP | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
LTIP | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				0
LTIP | Deferred Shares Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				13,517
Class B Multiple Voting | Legacy Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)			1
Class A Subordinate Voting | Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price	5 days
Class A Subordinate Voting | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)		1
Class A Subordinate Voting | Stock Option Plan and LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)			37,436,920
Shares available for issuance, percentage of annual increase			5.00%
Class A Subordinate Voting | Stock Option Plan and LTIP | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)							423,152,823